Annual Total Returns	0 Months Ended
Jan. 01, 2012
(Columbia Balanced Fund - A, B, C, R, R4 & R5) | (Columbia Balanced Fund) | Class A Shares
Bar Chart Table:
Annual Return 2001	(7.40%)
Annual Return 2002	(12.99%)
Annual Return 2003	18.08%
Annual Return 2004	6.37%
Annual Return 2005	5.54%
Annual Return 2006	10.38%
Annual Return 2007	9.68%
Annual Return 2008	(23.42%)
Annual Return 2009	28.08%
Annual Return 2010	12.41%
(Columbia Balanced Fund – Z) | (Columbia Balanced Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2001	(7.40%)
Annual Return 2002	(12.97%)
Annual Return 2003	18.73%
Annual Return 2004	6.64%
Annual Return 2005	5.76%
Annual Return 2006	10.66%
Annual Return 2007	10.01%
Annual Return 2008	(23.27%)
Annual Return 2009	28.38%
Annual Return 2010	12.70%
(Columbia Greater China Fund - A, B, C & I) | (Columbia Greater China Fund) | Class A Shares
Bar Chart Table:
Annual Return 2001	(10.53%)
Annual Return 2002	(12.49%)
Annual Return 2003	54.83%
Annual Return 2004	14.43%
Annual Return 2005	9.04%
Annual Return 2006	69.50%
Annual Return 2007	59.07%
Annual Return 2008	(50.08%)
Annual Return 2009	58.16%
Annual Return 2010	14.58%
(Columbia Greater China Fund – Z) | (Columbia Greater China Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2001	(10.30%)
Annual Return 2002	(12.44%)
Annual Return 2003	59.51%
Annual Return 2004	14.76%
Annual Return 2005	9.31%
Annual Return 2006	69.88%
Annual Return 2007	59.48%
Annual Return 2008	(49.95%)
Annual Return 2009	58.58%
Annual Return 2010	14.84%
(Columbia Mid Cap Growth Fund - A, B, C, I, R, R5, T & W) | (Columbia Mid Cap Growth Fund) | Class A Shares
Bar Chart Table:
Annual Return 2001	(20.98%)
Annual Return 2002	(24.64%)
Annual Return 2003	29.86%
Annual Return 2004	6.88%
Annual Return 2005	16.08%
Annual Return 2006	11.67%
Annual Return 2007	19.80%
Annual Return 2008	(44.12%)
Annual Return 2009	43.52%
Annual Return 2010	29.53%
(Columbia Mid Cap Growth Fund – Y) | (Columbia Mid Cap Growth Fund) | Class Y Shares
Bar Chart Table:
Annual Return 2001	(20.98%)
Annual Return 2002	(24.54%)
Annual Return 2003	30.43%
Annual Return 2004	7.31%
Annual Return 2005	16.36%
Annual Return 2006	11.93%
Annual Return 2007	20.06%
Annual Return 2008	(43.98%)
Annual Return 2009	43.93%
Annual Return 2010	29.97%
(Columbia Mid Cap Growth Fund – Z) | (Columbia Mid Cap Growth Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2001	(20.98%)
Annual Return 2002	(24.54%)
Annual Return 2003	30.43%
Annual Return 2004	7.31%
Annual Return 2005	16.36%
Annual Return 2006	11.93%
Annual Return 2007	20.06%
Annual Return 2008	(43.98%)
Annual Return 2009	43.90%
Annual Return 2010	29.84%
(Columbia Oregon Intermediate Municipal Bond Fund - A, B & C) | (Columbia Oregon Intermediate Municipal Bond Fund) | Class A Shares
Bar Chart Table:
Annual Return 2001	4.55%
Annual Return 2002	9.12%
Annual Return 2003	4.76%
Annual Return 2004	3.78%
Annual Return 2005	2.68%
Annual Return 2006	3.38%
Annual Return 2007	2.88%
Annual Return 2008	(0.17%)
Annual Return 2009	8.93%
Annual Return 2010	1.75%
(Columbia Oregon Intermediate Municipal Bond Fund – Z) | (Columbia Oregon Intermediate Municipal Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2001	4.55%
Annual Return 2002	9.24%
Annual Return 2003	5.16%
Annual Return 2004	4.03%
Annual Return 2005	2.94%
Annual Return 2006	3.64%
Annual Return 2007	3.14%
Annual Return 2008	0.10%
Annual Return 2009	9.20%
Annual Return 2010	2.01%
(Columbia Small Cap Growth Fund I - A, B, C, I & R) | (Columbia Small Cap Growth Fund I) | Class A Shares
Bar Chart Table:
Annual Return 2001	(14.19%)
Annual Return 2002	(26.58%)
Annual Return 2003	44.29%
Annual Return 2004	9.61%
Annual Return 2005	13.15%
Annual Return 2006	16.41%
Annual Return 2007	21.15%
Annual Return 2008	(42.92%)
Annual Return 2009	37.36%
Annual Return 2010	30.89%
(Columbia Small Cap Growth Fund I – Y) | (Columbia Small Cap Growth Fund I) | Class Y Shares
Bar Chart Table:
Annual Return 2001	(14.19%)
Annual Return 2002	(26.58%)
Annual Return 2003	44.29%
Annual Return 2004	9.61%
Annual Return 2005	13.14%
Annual Return 2006	16.72%
Annual Return 2007	21.49%
Annual Return 2008	(42.79%)
Annual Return 2009	37.74%
Annual Return 2010	31.42%
(Columbia Small Cap Growth Fund I – Z) | (Columbia Small Cap Growth Fund I) | Class Z Shares
Bar Chart Table:
Annual Return 2001	(14.19%)
Annual Return 2002	(26.58%)
Annual Return 2003	44.29%
Annual Return 2004	9.61%
Annual Return 2005	13.14%
Annual Return 2006	16.72%
Annual Return 2007	21.49%
Annual Return 2008	(42.79%)
Annual Return 2009	37.68%
Annual Return 2010	31.23%
(Columbia Strategic Investor Fund - A, B, C, I, R & W) | (Columbia Strategic Investor Fund) | Class A Shares
Bar Chart Table:
Annual Return 2001	29.76%
Annual Return 2002	(8.63%)
Annual Return 2003	36.12%
Annual Return 2004	15.45%
Annual Return 2005	7.09%
Annual Return 2006	14.29%
Annual Return 2007	14.52%
Annual Return 2008	(41.62%)
Annual Return 2009	36.63%
Annual Return 2010	17.03%
(Columbia Strategic Investor Fund – Y) | (Columbia Strategic Investor Fund) | Class Y Shares
Bar Chart Table:
Annual Return 2001	29.76%
Annual Return 2002	(8.56%)
Annual Return 2003	36.45%
Annual Return 2004	15.70%
Annual Return 2005	7.38%
Annual Return 2006	14.58%
Annual Return 2007	14.77%
Annual Return 2008	(41.51%)
Annual Return 2009	37.24%
Annual Return 2010	17.50%
(Columbia Strategic Investor Fund – Z) | (Columbia Strategic Investor Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2001	29.76%
Annual Return 2002	(8.56%)
Annual Return 2003	36.45%
Annual Return 2004	15.70%
Annual Return 2005	7.38%
Annual Return 2006	14.58%
Annual Return 2007	14.77%
Annual Return 2008	(41.51%)
Annual Return 2009	37.14%
Annual Return 2010	17.25%
(Columbia Technology Fund - A, B & C) | (Columbia Technology Fund) | Class A Shares
Bar Chart Table:
Annual Return 2001	(28.97%)
Annual Return 2002	(38.17%)
Annual Return 2003	84.17%
Annual Return 2004	21.20%
Annual Return 2005	16.53%
Annual Return 2006	8.71%
Annual Return 2007	23.12%
Annual Return 2008	(51.14%)
Annual Return 2009	50.60%
Annual Return 2010	25.57%
(Columbia Technology Fund – Z) | (Columbia Technology Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2001	(28.97%)
Annual Return 2002	(38.17%)
Annual Return 2003	85.22%
Annual Return 2004	21.51%
Annual Return 2005	16.76%
Annual Return 2006	8.96%
Annual Return 2007	23.54%
Annual Return 2008	(51.00%)
Annual Return 2009	50.85%
Annual Return 2010	25.93%